General	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
General
General

1.     General

Basis of Presentation of Financial Statements

Envision Healthcare Holdings, Inc. (“Holding”) indirectly owns all of the outstanding common stock of Envision Healthcare Corporation (“Corporation”).  In June 2013, CDRT Holding Corporation’s name was changed to Envision Healthcare Holdings, Inc. and Emergency Medical Services Corporation’s name was changed to Envision Healthcare Corporation.

The accompanying interim consolidated financial statements for Holding and Corporation have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim reporting, and accordingly, do not include all of the disclosures required for annual financial statements. In the opinion of management, the consolidated financial statements of Holding and Corporation (together the “Company” or “EVHC”) include all normal recurring adjustments necessary for a fair presentation of the periods presented.  Operating results for interim periods are not necessarily indicative of the results that may be expected for the full year ending December 31, 2013. For further information on Holding’s significant accounting policies and other information, see Holding’s consolidated financial statements, including the accounting policies and notes thereto for the year ended December 31, 2012, which includes all disclosures required by GAAP, included in the Registration Statement (File No. 333-189292) (“Holding’s Registration Statement”) which was declared effective by the U.S. Securities and Exchange Commission (“SEC”) on August 13, 2013 for an initial public offering of its common stock, par value $0.01 per share (“Common Stock”).  See Note 2 for further information on Holding’s initial public offering and its equity.  For further information on Corporation’s significant accounting policies and other information, see Corporation’s consolidated financial statements, including the accounting policies and notes thereto for the year ended December 31, 2012, which includes all disclosures required by GAAP, included in Corporation’s Annual Report on Form 10-K for the year ended December 31, 2012.

On July 29, 2013, Holding effected a 9.3 for 1.0 stock split of Holding’s common stock, resulting in 132,082,885 shares of common stock issued, not including 504,197 treasury shares.  The accompanying consolidated financial statements give retroactive effect to the stock split for all periods presented.

The Company’s business is conducted primarily through two operating subsidiaries, EmCare Holdings, Inc. (“EmCare”), its facility-based physician services segment, and American Medical Response, Inc. (“AMR”), its medical transportation services segment.

1. General